Segment Information - Breakdown of Group's Revenues from External Customers by Major Product (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Total revenue, net	$ 11,274,933	[1]	$ 12,541,145	[1]	$ 9,746,646	[1]
Mining segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	3,297,560		4,173,799		3,055,914
Mining segment [Member] | Coal and middlings [Member]
Revenue from External Customer [Line Items]
Total revenue, net	2,419,203		3,256,129		2,187,108
Mining segment [Member] | Iron ore concentrate [Member]
Revenue from External Customer [Line Items]
Total revenue, net	444,672		370,086		338,771
Mining segment [Member] | Coke and chemical products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	366,982		451,207		408,456
Mining segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	66,703		96,377		121,579
Energy segments [Member]
Revenue from External Customer [Line Items]
Total revenue, net	757,239		737,675		649,309
Energy segments [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	85,956		156,945		91,190
Energy segments [Member] | Electricity [Member]
Revenue from External Customer [Line Items]
Total revenue, net	671,283		580,730		558,119
Steel segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	6,803,413		7,154,417		5,586,224
Steel segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	527,329		384,184		446,325
Steel segment [Member] | Long steel products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	2,884,918		3,076,496		2,266,765
Steel segment [Member] | Semi-finished steel products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	1,163,208		1,300,120		1,235,592
Steel segment [Member] | Hardware [Member]
Revenue from External Customer [Line Items]
Total revenue, net	888,918		944,269		723,014
Steel segment [Member] | Flat steel products [Member]
Revenue from External Customer [Line Items]
Total revenue, net	635,810		739,468		487,337
Steel segment [Member] | Forgings and stampings [Member]
Revenue from External Customer [Line Items]
Total revenue, net	442,581		469,291		312,372
Steel segment [Member] | Steel pipes [Member]
Revenue from External Customer [Line Items]
Total revenue, net	260,649		240,589		114,819
Ferroalloy segment [Member]
Revenue from External Customer [Line Items]
Total revenue, net	416,721		475,254		455,199
Ferroalloy segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue, net	54,154		29,615		18,334
Ferroalloy segment [Member] | Nickel [Member]
Revenue from External Customer [Line Items]
Total revenue, net	165,724		255,155		251,648
Ferroalloy segment [Member] | Chrome [Member]
Revenue from External Customer [Line Items]
Total revenue, net	131,252		105,744		93,551
Ferroalloy segment [Member] | Ferrosilicon [Member]
Revenue from External Customer [Line Items]
Total revenue, net	$ 65,591		$ 84,740		$ 91,666

[1]	See Note 24